Selected Income Statement Data (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Selected Income Statement Data [Line Items]
Foreign currency income (expense)	$ 58	$ (351)	$ (352)
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Selected Income Statement Data [Line Items]
Percentage of Concentration Risk		11.00%